RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTIES BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 21        -      RELATED PARTIES BALANCES AND TRANSACTIONS

A.	Balances

	The nature of the relationships involved	As of December 31,
		2011	2010
Long-term investment	Equity investment in a limited partnership	$20	$234
Trade accounts payable	Trade accounts payable	$97	$33
Debentures	Debenture Series B held by TIC including interest accrued	$3,303	$3,123

B.	Transactions

	Description of the transactions	Year Ended December 31,
		2011	2010	2009
Cost of revenues	Purchase of services and goods from related parties of TIC	$2,658	$2,551	$1,118
Financing expenses	Interest on Debentures Series B held by TIC	$180	$161	$198
General and Administrative expenses	Mainly directors fees and reimbursement to directors	$165	$136	$131
Other expense (income), net	Equity loss (profit) in a limited partnership	$214	$(51)	$23